ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Interest income	$ 19,552,735	$ 18,356,636	$ 18,741,833
Income for commission and fees	6,083,343	5,453,382	5,202,125
Income from sales of goods and services	9,156,588	8,126,014	5,792,850
Participation in profit or loss associates and joint business	229,626	197,715	171,964
Dividends	84,686	71,487	50,439
Other Income	1,948,178	1,877,991	1,700,641
Total income	37,055,156	34,083,225	31,659,852
Expenses
Interest expense	(8,267,217)	(7,484,841)	(8,227,699)
Impairment loss on loan and other accounts receivable	(4,193,980)	(4,149,972)	(4,119,334)
Depreciation and amortization	(901,485)	(539,751)	(521,408)
Expenses from commissions and fees	(627,999)	(613,763)	(623,114)
Costs and expenses of sales goods and services	(6,781,777)	(5,482,102)	(5,035,827)
Administrative expenses	(4,954,307)	(4,640,460)	(4,513,148)
Other expense	(3,876,680)	(3,838,195)	(3,704,095)
Income tax expense	(2,086,257)	(2,149,590)	(1,752,794)
Total Expenses	(31,689,702)	(28,898,674)	(28,497,419)
Net income for the year	5,365,454	5,184,551	3,162,433
Banco de Bogota S.A.
Income
Interest income	12,279,546	11,136,903	11,241,897
Income for commission and fees	4,948,265	4,394,989	4,187,221
Income from sales of goods and services	107,012	130,007	104,277
Participation in profit or loss associates and joint business	10,633	6,126	5,847
Dividends	4,878	4,855	1,321
Other Income	1,183,179	1,211,601	954,355
Total income	18,533,513	16,884,481	16,494,918
Expenses
Interest expense	(4,879,514)	(4,328,845)	(4,594,100)
Impairment loss on loan and other accounts receivable	(2,767,818)	(2,610,893)	(2,459,293)
Depreciation and amortization	(631,835)	(363,264)	(361,621)
Expenses from commissions and fees	(382,972)	(362,810)	(351,073)
Costs and expenses of sales goods and services	(235,928)	(254,904)	(238,836)
Administrative expenses	(3,406,083)	(3,171,147)	(3,035,346)
Other expense	(2,830,267)	(2,552,588)	(2,491,823)
Income tax expense	(999,041)	(950,042)	(970,207)
Total Expenses	(16,133,458)	(14,594,493)	(14,502,299)
Net income for the year	3,073,654	3,131,213	2,132,951
Banco de Occidente S.A.
Income
Interest income	3,107,030	3,087,525	3,450,056
Income for commission and fees	423,571	399,785	396,658
Income from sales of goods and services	58,947	65,916	62,294
Participation in profit or loss associates and joint business	4,272	2,688	2,402
Dividends	336	286	370
Other Income	262,541	152,866	194,155
Total income	3,856,697	3,709,066	4,105,935
Expenses
Interest expense	(1,228,385)	(1,135,189)	(1,388,144)
Impairment loss on loan and other accounts receivable	(867,085)	(1,014,420)	(993,350)
Depreciation and amortization	(107,651)	(77,174)	(69,255)
Expenses from commissions and fees	(85,289)	(71,570)	(94,089)
Costs and expenses of sales goods and services	(305,866)	(242,943)	(206,532)
Administrative expenses	(725,963)	(699,653)	(703,106)
Other expense	(347,474)	(418,471)	(390,812)
Income tax expense	(61,098)	35,454	(115,778)
Total Expenses	(3,728,811)	(3,623,966)	(3,961,066)
Net income for the year	568,059	416,294	377,687
Banco Popular S.A.
Income
Interest income	2,297,087	2,192,941	2,196,753
Income for commission and fees	263,985	245,721	224,233
Income from sales of goods and services		12,124	58,184
Participation in profit or loss associates and joint business	5,232	3,083	2,622
Dividends	1,155	2,314	1,991
Other Income	97,372	132,562	63,157
Total income	2,664,831	2,588,745	2,546,940
Expenses
Interest expense	(880,056)	(850,707)	(977,441)
Impairment loss on loan and other accounts receivable	(350,302)	(186,622)	(258,926)
Depreciation and amortization	(82,028)	(50,819)	(45,417)
Expenses from commissions and fees	(65,713)	(89,515)	(86,228)
Costs and expenses of sales goods and services		(13,962)	(26,764)
Administrative expenses	(640,153)	(564,289)	(520,204)
Other expense	(384,756)	(402,933)	(334,944)
Income tax expense	(52,533)	(152,923)	(108,914)
Total Expenses	(2,455,541)	(2,311,770)	(2,358,838)
Net income for the year	302,120	354,961	205,694
Banco Commercial Av Villas S A
Income
Interest income	1,460,981	1,383,023	1,305,784
Income for commission and fees	281,324	261,769	250,824
Income from sales of goods and services	(5,466)
Participation in profit or loss associates and joint business	3,819	2,550	2,043
Dividends	1,795	1,399	1,514
Other Income	53,340	53,724	62,642
Total income	1,795,793	1,702,465	1,622,807
Expenses
Interest expense	(421,033)	(370,015)	(423,069)
Impairment loss on loan and other accounts receivable	(269,269)	(297,265)	(327,833)
Depreciation and amortization	(65,455)	(33,438)	(29,897)
Expenses from commissions and fees	(137,275)	(107,759)	(108,572)
Administrative expenses	(392,862)	(408,079)	(375,522)
Other expense	(195,290)	(190,005)	(180,186)
Income tax expense	(105,396)	(101,303)	(63,174)
Total Expenses	(1,586,580)	(1,507,864)	(1,508,253)
Net income for the year	236,624	216,468	137,695
Corporacion Financiera Colombiana S.A.
Income
Interest income	407,843	556,068	547,028
Income for commission and fees	77,012	77,936	95,086
Income from sales of goods and services	8,996,095	7,917,967	5,568,095
Participation in profit or loss associates and joint business	205,674	183,268	159,050
Dividends	76,522	62,633	45,243
Other Income	348,779	324,524	423,255
Total income	10,111,925	9,122,396	6,837,757
Expenses
Interest expense	(925,197)	(781,037)	(852,501)
Impairment loss on loan and other accounts receivable	(11,598)	(40,772)	(79,932)
Depreciation and amortization	(7,789)	(7,750)	(5,881)
Expenses from commissions and fees	(12,737)	(13,322)	(10,772)
Costs and expenses of sales goods and services	(6,256,833)	(5,011,808)	(4,577,538)
Administrative expenses	(85,533)	(95,338)	(119,271)
Other expense	(137,701)	(233,165)	(241,854)
Income tax expense	(802,936)	(908,261)	(440,043)
Total Expenses	(8,240,324)	(7,091,453)	(6,327,792)
Net income for the year	2,004,164	2,068,518	563,553
All other segments
Income
Interest income	248	176	315
Income for commission and fees	89,186	73,182	48,103
Participation in profit or loss associates and joint business	(4)
Other Income	2,967	2,714	3,077
Total income	92,397	76,072	51,495
Expenses
Interest expense	(240,723)	(222,519)	(216,694)
Depreciation and amortization	(10,135)	(7,306)	(9,337)
Expenses from commissions and fees	(4,419)	(2,511)	(2,550)
Costs and expenses of sales goods and services	20,755	5,409	5,901
Administrative expenses	(279,356)	(206,690)	(229,821)
Other expense	366,572	283,719	311,137
Income tax expense	(62,399)	(70,145)	(51,957)
Total Expenses	(209,705)	(220,043)	(193,321)
Net income for the year	39,626	(9,616)	30,158
Operating segments [member] | Banco de Bogota S.A.
Income
Total income	19,207,112	17,725,706	16,635,250
Operating segments [member] | Banco de Occidente S.A.
Income
Total income	4,296,870	4,040,260	4,338,753
Operating segments [member] | Banco Popular S.A.
Income
Total income	2,757,661	2,666,731	2,564,532
Operating segments [member] | Banco Commercial Av Villas S A
Income
Total income	1,823,204	1,724,332	1,645,948
Operating segments [member] | Corporacion Financiera Colombiana S.A.
Income
Total income	10,244,488	9,159,971	6,891,345
Operating segments [member] | All other segments
Income
Total income	249,331	210,427	223,479
Elimination of intersegment amounts [member]
Income
Interest income	(254,302)	(105,575)	(142,946)
Income for commission and fees	(104,177)	(123,877)	(124,008)
Income from sales of goods and services	(177,935)	(116,274)	(99,353)
Participation in profit or loss associates and joint business	(831,335)	(797,473)	(176,252)
Dividends	(12,393)	(27,488)	(17,819)
Other Income	(143,368)	(273,515)	(79,077)
Total income	(1,523,510)	(1,444,202)	(639,455)
Expenses
Interest expense	307,691	203,471	224,250
Impairment loss on loan and other accounts receivable	72,092
Depreciation and amortization	3,408
Expenses from commissions and fees	60,406	33,724	30,170
Costs and expenses of sales goods and services	(3,905)	36,106	7,942
Administrative expenses	575,643	504,736	470,122
Other expense	(347,764)	(324,752)	(375,613)
Income tax expense	(2,854)	(2,370)	(2,721)
Total Expenses	664,717	450,915	354,150
Net income for the year	(858,793)	(993,287)	(285,305)
Elimination of intersegment amounts [member] | Banco de Bogota S.A.
Income
Interest income	(95,675)	(58,463)	(72,910)
Income for commission and fees	(4,339)	(5,977)	(2,988)
Income from sales of goods and services	(1,968)	(580)	(15)
Participation in profit or loss associates and joint business	(513,721)	(562,070)	(36,782)
Dividends	(5,288)	(12,894)	(3,101)
Other Income	(52,608)	(201,241)	(24,536)
Total income	(673,599)	(841,225)	(140,332)
Elimination of intersegment amounts [member] | Banco de Occidente S.A.
Income
Interest income	(13,344)	(10,971)	(1,818)
Income for commission and fees	(8,328)	(9,395)	(5,171)
Income from sales of goods and services	(164,635)	(109,927)	(78,286)
Participation in profit or loss associates and joint business	(246,576)	(180,142)	(139,555)
Dividends	(2,022)	(2,414)	(5,494)
Other Income	(5,268)	(18,345)	(2,494)
Total income	(440,173)	(331,194)	(232,818)
Elimination of intersegment amounts [member] | Banco Popular S.A.
Income
Interest income	(13,411)	(3,681)	(1,047)
Income for commission and fees	(2,904)	(6,760)	(4,133)
Participation in profit or loss associates and joint business	(73,370)	(57,340)	376
Dividends	(2,925)	(9,355)	(6,810)
Other Income	(220)	(850)	(5,978)
Total income	(92,830)	(77,986)	(17,592)
Elimination of intersegment amounts [member] | Banco Commercial Av Villas S A
Income
Interest income	(3,441)	(1,726)	(4,797)
Income for commission and fees	(18,905)	(19,992)	(15,065)
Income from sales of goods and services	(5,466)
Participation in profit or loss associates and joint business	3,997	3,230	(132)
Dividends	(2,053)	(1,614)	(1,170)
Other Income	(1,543)	(1,765)	(1,977)
Total income	(27,411)	(21,867)	(23,141)
Elimination of intersegment amounts [member] | Corporacion Financiera Colombiana S.A.
Income
Interest income	(128,352)	(30,590)	(62,097)
Income for commission and fees	(1,474)	(1,350)	(1,339)
Income from sales of goods and services	(5,866)	(5,767)	(6,992)
Participation in profit or loss associates and joint business	(1,665)	(1,151)	(159)
Dividends	(105)	(1,211)	(1,244)
Other Income	4,899	2,494	18,243
Total income	(132,563)	(37,575)	(53,588)
Elimination of intersegment amounts [member] | All other segments
Income
Interest income	(79)	(144)	(277)
Income for commission and fees	(68,227)	(80,403)	(95,312)
Income from sales of goods and services			(14,060)
Other Income	(88,628)	(53,808)	(62,335)
Total income	$ (156,934)	$ (134,355)	$ (171,984)